Document and Entity Information - shares	12 Months Ended
	Mar. 31, 2018	Jul. 29, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Dragon Victory International Ltd
Entity Central Index Key	0001682241
Amendment Flag	false
Trading Symbol	LYL
Current Fiscal Year End Date	--03-31
Document Type	20-F
Document Period End Date	Mar. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		11,421,394